Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Components of profit (loss) before taxes

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
U.S.	$2,250	$778	$(648)
Non-U.S.	4,475	2,972	1,217
	$6,725	$3,750	$569

Components of the provision (benefit) for income taxes

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Current tax provision (benefit):
U.S.	$750	$247	$(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
	1,836	936	(106)

Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
	(116)	32	(164)
Total Provision (benefit) for income taxes	$1,720	$968	$(270)

Reconciliation of the U.S. federal statutory rate to effective rate

	Years ended December 31,
(Millions of dollars)	2011		2010		2009
Taxes at U.S. statutory rate	$2,354	35.0%	$1,313	35.0%	$199	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467)	(6.9)%	(339)	(9.0)%	(261)	(46.0)%
State and local taxes, net of federal	30	0.4%	27	0.7%	(19)	(3.3)%
Interest and penalties, net of tax	25	0.4%	16	0.4%	20	3.5%
U.S. research and production incentives	(152)	(2.3)%	(74)	(2.0)%	(47)	(8.2)%
Other—net	(7)	(0.1)%	(5)	(0.1)%	(29)	(5.1)%
	1,783	26.5%	938	25.0%	(137)	(24.1)%

Tax law change related to Medicare subsidies	—	—	90	2.4%	—	—
Prior year tax and interest adjustments	41	0.6%	(34)	(0.9)%	(133)	(23.4)%
Divestiture of non-deductible goodwill	33	0.5%	—	—	—	—
Release of valuation allowances	(24)	(0.3)%	(26)	(0.7)%	—	—
Non-U.S. earnings reinvestment changes	(113)	(1.7)%	—	—	—	—
Provision (benefit) for income taxes	$1,720	25.6%	$968	25.8%	$(270)	(47.5)%

Deferred income tax assets and liabilities

	December 31,
(Millions of dollars)	2011	2010	2009
Assets:
Deferred and refundable income taxes	$1,384	$824	$802
Noncurrent deferred and refundable income taxes	2,157	2,493	2,704
	3,541	3,317	3,506
Liabilities:
Other current liabilities	69	7	11
Other liabilities	559	141	138
Deferred income taxes—net	$2,913	$3,169	$3,357

	December 31,
(Millions of dollars)	2011	2010	2009
Deferred income tax assets:
Pension	$2,130	$1,065	$1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other—net	645	394	396
	6,534	5,173	5,113

Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subs	(215)	—	—
Translation	(193)	(169)	(96)
	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes—net	$2,913	$3,169	$3,357

Summary of net operating loss carryforwards
    (Millions of dollars)
2012	2013	2014	2015	2016-2032	Unlimited	Total
$4	$6	$16	$40	$256	$1,015	$1,337

Reconciliation of unrecognized tax benefits

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Balance at January 1,	$789	$761	$803

Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements [2]	—	—	(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)

Balance at December 31,	$958	$789	$761

Amount that, if recognized, would impact the effective tax rate	$835	$667	$593

[1] Foreign currency translation amounts are included within each line as applicable.

[2] Includes cash payment or other reduction of assets to settle liability.